General and Administrative Costs - Summary of General and Administrative Costs (Details) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of general and administrative expense [line items]
Depreciation, amortization and impairments		€ 108,252	€ 89,835	[1]	€ 78,229	[1]
Share-based payments		9,929	7,890	[1]	9,047	[1]
(Increase)/decrease in provision for onerous lease contracts	[1],[2]				(184)
M&A transaction costs	[3]	4,604	2,429	[1]	11,845	[1]
Employee benefit expenses (excluding share-based payments)		80,291	69,974		67,951
Total		167,190	138,557	[1]	134,391	[1]
General and administrative costs [member]
Disclosure of general and administrative expense [line items]
Depreciation, amortization and impairments		108,252	89,835		78,229
Share-based payments		9,929	7,890	[1]	9,047	[1]
(Increase)/decrease in provision for onerous lease contracts					(184)
M&A transaction costs		4,604	2,429		11,845
Employee benefit expenses (excluding share-based payments)		16,918	16,279		16,395
Other general and administrative costs		27,487	22,124		19,059
Total		€ 167,190	€ 138,557	[1]	€ 134,391	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	"Increase/(decrease) in provision for onerous lease contracts" relates to those contracts in which we expect losses to be incurred in respect of unused data center sites over the term of the lease contract. This item is treated as "General and administrative costs".
[3]	"M&A transaction costs" are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in "General and administrative costs".